Consolidated Cash Flow Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net loss	$ (15,244)	$ (100,695)
Depreciation - owned or finance leased vessels	88,183	87,547
Depreciation - right of use assets	8,030	0
Amortization of restricted stock	13,860	13,180
Amortization of deferred financing fees	4,088	6,191
Write-off of deferred financing fees	275	7,035
Accretion of Convertible Senior Notes	6,995	6,435
Accretion of fair market measurement on debt assumed from merger with NPTI	1,827	1,909
Loss on exchange of Convertible Senior Notes	0	16,968
Cash flows from (used) in operating activities before changes in assets and liabilities	108,014	38,570
Changes in assets and liabilities:
(Increase) / decrease in inventories	(461)	1,473
Decrease in accounts receivable	13,248	15,039
(Increase) / decrease in prepaid expenses and other current assets	(175)	4,620
Increase in other assets	(2,807)	(3,576)
Increase in accounts payable	1,186	2,767
Increase / (decrease) in accrued expenses	2,272	(6,165)
Total changes in assets and liabilities	13,263	14,158
Net cash inflow from operating activities	121,277	52,728
Investing activities
Acquisition of vessels and payments for vessels under construction	0	(26,057)
Drydock, scrubber and BWTS payments (owned and bareboat-in vessels)	(59,688)	(2,136)
Net cash outflow from investing activities	(59,688)	(28,193)
Repayments of borrowings, classified as financing activities	166,755	167,491
Proceeds from borrowings, classified as financing activities	0	142,025
Financing activities
Payments for debt issue costs	1,288	13,473
IFRS 16 - lease liability repayments	(7,129)	0
Increase in restricted cash	(9)	(897)
Repayment of Convertible Senior Notes	(2,266)	0
Equity issuance costs	(295)	(4)
Dividends paid	(10,279)	(6,579)
Repurchase of common stock	(1)	0
Net cash outflow from financing activities	(188,022)	(46,419)
Decrease in cash and cash equivalents	(126,433)	(21,884)
Cash and cash equivalents at January 1,	593,652	186,462
Cash and cash equivalents at June 30,	467,219	164,578
Supplemental information:
Interest paid	$ 83,496	$ 67,855